Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details)
S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
CANADA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (6,258)	$ (4,818)				$ (2,602)	$ (2,010)
Effect of Foreign denominated items				$ 438
CANADA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets							626					376
CANADA | Currency risk [member] | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets							310					279
CANADA | Currency risk [member] | Investments In Associate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets							1,373					5,244
CANADA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities							(8,549)					(8,478)
CANADA | Currency risk [member] | Due to Related Party [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities							$ (18)					$ (23)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
PERU | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	S/ (6,814)							(2,054)	S/ (18,023)				(5,458)
Effect of Foreign denominated items | S/	187
PERU | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	2,293								941
PERU | Currency risk [member] | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	1,827								3,660
PERU | Currency risk [member] | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	8,451								459
PERU | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/	S/ (19,385)								(18,492)
PERU | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/									S/ (4,591)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
MEXICO | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (444,407)			(23,582)		$ (302,032)			(16,055)
Effect of Foreign denominated items		$ 2,144
MEXICO | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets					13,103					37,039
MEXICO | Currency risk [member] | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets					3,972					11,836
MEXICO | Currency risk [member] | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets					10,715
MEXICO | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(214,679)					(218,833)
MEXICO | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(3,942)					(2,991)
MEXICO | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(161,900)					(59,810)
MEXICO | Currency risk [member] | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(4,217)					(2,296)
MEXICO | Currency risk [member] | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					$ (87,459)					$ (66,977)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
ARGENTINA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						$ 714,786		$ 11,815			$ 479,810		$ 11,646
Effect of Foreign denominated items			$ 1,029
ARGENTINA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						11,762					6,967
ARGENTINA | Currency risk [member] | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						117,539					37,129
ARGENTINA | Currency risk [member] | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						2,039,929					560,873
ARGENTINA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities						$ (1,454,444)					$ (125,159)